FINANCIAL INSTRUMENTS - Hedge accounting (Details) - Cash flow hedges ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / ¥	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / ¥	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
SOFR hedges | Hedge one
Hedge accounting
Principal residual nominal value	$ 60.0	$ 60.0
Annual rate of interest	3.605%	3.605%				3.605%
SOFR hedges | Hedge two
Hedge accounting
Principal residual nominal value	$ 60.0	$ 60.0
Annual rate of interest	3.912%	3.912%				3.912%
SOFR hedges | Hedge three
Hedge accounting
Principal residual nominal value	$ 64.5	$ 64.5
Annual rate of interest	3.895%	3.895%				3.895%
LIBOR Hedges | IFC Loan
Hedge accounting
Principal residual nominal value								$ 400.0
LIBOR Hedges | IIC Loan
Hedge accounting
Principal residual nominal value								100.0
LIBOR Hedges | NDF
Hedge accounting
Principal residual nominal value								$ 440.0
LIBOR Hedges | NDF | Minimum
Hedge accounting
Annual rate of interest								2.085%
LIBOR Hedges | NDF | Maximum
Hedge accounting
Annual rate of interest								2.4525%
Exchange Rate Hedges | NDF
Hedge accounting
Principal residual nominal value	$ 752.0	$ 752.0	$ 262.0	$ 262.0	$ 473.0	¥ 20	¥ 15
Average exchange rate as a result of hedge	279.8	37	166.1	27.8	102.49